Goodwill (Changes in the Carrying Amount of Goodwill) (Details) (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011		Jun. 30, 2010
Goodwill
Goodwill - Balance at beginning of year	$ 186,923		$ 187,766
Accumulated impairment losses - Balance at beginning of year	(62,834)	[1]	(62,834)	[1]
Goodwill, net - Balance at beginning of year	124,089		124,932
Disposals and other, net	0	[2]	(843)	[2]
Goodwill - Balance at end of year	186,923		186,923
Accumulated impairment losses - Balance at end of year	(62,834)		(62,834)	[1]
Goodwill, net - Balance at end of year	$ 124,089		$ 124,089

[1]	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.
[2]	Disposals and other, net primarily reflects goodwill write-offs associated with refranchising transactions.